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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                       (Confidential Treatment Requested)

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz        Denver, Colorado   February 15, 2011
   -------------------------------   ----------------   -----------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $122,179
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                       2

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                           FORM 13F INFORMATION TABLE

                                      13F
                                    9/30/08

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        Column 1            Column 2     Column 3  Column 4           Column 5             Column 6  Column 7        Column 8
------------------------ -------------- --------- --------- ----------------------------- ---------- -------- ----------------------
                                                                                                                 Voting Authority
                                                    Value   Shares or PRN                 Investment   Other
     Name of Issuer      Title of Class   Cusip   (x 1,000)    Amount     SH/PRN Put/Call Discretion Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABAXIS                   COM            002567105 1,478     75,000        SH              Sole                75,000
ACACIA RSRCH-TECHLGY     COM            003881307 910       301,418       SH              Sole                301,418
AIR METHODS              COM            009128307 968       34,200        SH              Sole                34,200
ALPHARMA                 CL A           020813101 1,472     39,900        SH              Sole                39,900
AMDOCS                   COM            G02602103 1,361     49,700        SH              Sole                49,700
AMER SCIENCE & ENGNR     COM            029429107 968       16,209        SH              Sole                16,209
AMERIGON                 COM            03070L300 2,020     307,000       SH              Sole                307,000
ART TECHNOLOGY GROUP     COM            04289L107 5,582     1,585,676     SH              Sole                1,585,676
ASPECT MED SYSTEMS       COM            045235108 2,110     404,949       SH              Sole                404,949
AXT                      COM            00246W103 1,540     819,218       SH              Sole                819,218
BALCHEM                  COM            057665200 1,415     53,073        SH              Sole                53,073
BALDOR ELECTRIC          COM            057741100 864       30,000        SH              Sole                30,000
BEACON ROOFING SPPLY     COM            073685109 3,444     220,500       SH              Sole                220,500
BIO-IMAGING TECH         COM            09056N103 1,472     190,617       SH              Sole                190,617
COINSTAR                 COM            19259P300 1,565     48,902        SH              Sole                48,902
COLFAX                   COM            194014106 1,201     71,900        SH              Sole                71,900
DYNAMEX                  COM            26784F103 1,335     46,891        SH              Sole                46,891
ENDO PHARMACEUTICALS     COM            29264F205 2,656     132,800       SH              Sole                132,800
ENTROPIC COMMUNICATI     COM            29384R105 739       523,949       SH              Sole                523,949
EXPONENT                 COM            30214U102 5,489     165,887       SH              Sole                165,887
FREIGHTCAR AMERICA       COM            357023100 4,727     161,500       SH              Sole                161,500
GRAFTECH INT'L           COM            384313102 1,615     106,900       SH              Sole                106,900
GREATBATCH               COM            39153L106 1,227     50,000        SH              Sole                50,000
GSE SYSTEMS              COM            36227K106 1,766     252,325       SH              Sole                252,325
HEALTH FITNESS CORP      COM            42217V102 371       250,700       SH              Sole                250,700
HERITAGE-CRYSTAL CLE     COM            42726M106 2,090     153,134       SH              Sole                153,134
ICON PLC ADR             ADR            45103T107 957       25,014        SH              Sole                25,014
INSPIRE PHARM            COM            457733103 1,824     510,863       SH              Sole                510,863
ISHARES RUSSELL 2000     COM            464287655 28,417    417,900       SH              Sole                417,900
KV PHARMACEUTICL 'A'     CL A           482740206 3,395     149,500       SH              Sole                149,500
LIFE SCIENCES RESRCH     COM            532169109 1,210     129,460       SH              Sole                129,460
MAGNETEK                 COM            559424106 942       232,527       SH              Sole                232,527
MARINEMAX                COM            567908108 596       82,460        SH              Sole                82,460
MATRIXX INITIATIVES      COM            57685L105 2,170     121,381       SH              Sole                121,381
MIPS TECHNOLOGIES        COM            604567107 1,460     415,900       SH              Sole                415,900
NATUS MEDICAL            COM            639050103 557       24,600        SH              Sole                24,600
OPLINK COMMUNIC          COM            68375Q403 1,683     139,400       SH              Sole                139,400
OSHKOSH                  COM            688239201 819       62,200        SH              Sole                62,200
PSYCHIATRIC SOLUTNS      COM            74439H108 1,871     49,300        SH              Sole                49,300
QUANTUM                  COM            747906204 2,012     1,916,581     SH              Sole                1,916,581
REAL GOODS SOLAR         CL A           75601N104 477       115,200       SH              Sole                115,200
RF MICRO DEVICES         COM            749941100 1,391     476,350       SH              Sole                476,350
RUBICON TECHNOLOGY       COM            78112T107 634       87,808        SH              Sole                87,808
S&P DEPOSITARY RECPT     COM            78462F103 12,225    105,400       SH              Sole                105,400
SKILLSOFT ADR            ADR            830928107 1,212     115,900       SH              Sole                115,900
STEINWAY INSTRUMENTS     COM            858495104 2,121     74,896        SH              Sole                74,896
STRATASYS                COM            862685104 1,275     73,000        SH              Sole                73,000
SUPERIOR ENERGY          COM            868157108 2,348     75,400        SH              Sole                75,400
SURMODICS                COM            868873100 1,039     33,000        SH              Sole                33,000
WEBSITE PROS             COM            94769V105 1,158     214,405       SH              Sole                214,405